Property, Equipment and Software	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Equipment and Software
5. Property, Equipment and Software
Property, equipment and software consisted of the following as of September 30, 2025, and December 31, 2024 (in thousands
)
:

	September 30, 2025	December 31, 2024
Probe cards and photomasks	$12,435	$10,083
Equipment	4,642	4,386
Software	331	298
Leasehold improvements	896	728
Furniture and fixtures	290	279

Total	18,594	15,774
Less: Accumulated depreciation and amortization	(14,244)	(13,158)

Property, equipment and software, net	$4,350	$2,616

Depreciation expense relating to the Company’s property, equipment and software was approximately $0.3 million and $0.3 million for the three months ended September 30, 2025 and 2024, respectively. Depreciation and amortization expense relating to the Company’s property, equipment and software was approximately $1.1 million and $1.1 million for the nine months ended September 30, 2025 and 2024, respectively, and is allocated to cost of sales, selling, general and administrative, and research and development costs in the accompanying unaudited condensed consolidated statements of operations and comprehensive loss.
During the nine months ended September 30, 2025 and 2024, the Company received mask sets in exchange for no consideration from a vendor in lieu of reimbursement. The mask sets were capitalized and a $1.6 million gain was recorded within cost of sales in accordance with ASC 845:
Nonmonetary Transactions
.

5. Property, Equipment and Software
Property, equipment and software consisted of the following as of December 31, 2024 and 2023 (in thousands):

	2024	2023
Probe cards and photomasks	$10,083	$8,046
Equipment	4,386	4,327
Software	298	303
Leasehold improvements	728	589
Furniture and fixtures	279	283

Total	15,774	13,548
Less: Accumulated depreciation and amortization	(13,158)	(11,565)

Property, equipment and software, net	$2,616	$1,983

Depreciation and amortization expense relating to the Company’s property, equipment and software was approximately $1.6 million and $3.3 million for the years ended December 31, 2024 and 2023, respectively, and are allocated to cost of sales, selling, general and administrative, and research and development costs in the accompanying consolidated statements of operations and comprehensive loss.
During the year ended December 31, 2024, the Company received a mask set in exchange for no consideration from a vendor in lieu of reimbursement. The mask set was capitalized and a gain was recorded within cost of sales in accordance with ASC 845: Nonmonetary
Transactions
.